RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2015		Sep. 30, 2014	Sep. 30, 2015		Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Increase (Decrease) In Accounts Payable, Related Parties							$ 0	$ (266,877)
Notes Payable, Total	$ 15,049,125	[1]		$ 15,049,125	[1]		11,522,140	0
Operating Leases, Rent Expense	$ 9,000		$ 9,000	$ 27,000		$ 25,500
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Operating Leases, Rent Expense							$ 34,555	31,500
Chad M Carpenter [Member]
Related Party Transaction [Line Items]
Increase (Decrease) In Accounts Payable, Related Parties								148,438
Notes Payable, Total								$ 415,315

[1]	Reflects our unaudited historical consolidated balance sheet as of September 30, 2015 included elsewhere within this prospectus.